Taxes - Income Tax reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Taxes
Accounting Loss before income taxes	$ (48,596)	$ (73,763)
Canadian Statutory tax rate	23.00%	23.00%
Expected income tax recovery based on statutory rates	$ (11,177)	$ (16,965)
Increase (decrease) in taxes resulting from:
Non-deductible items		(979)
Non-deductible items	3,423
Change in tax rates and subsidiary rate differential	(1,077)	(2,532)
Revaluation of tax estimates	(1,374)	(3,798)
Goodwill Impairment		12,134
Change in unrecognized deferred tax assets	2,916	7,796
Other items	(354)	1,429
Total	$ (7,644)	$ (2,915)